Retirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Schedule of Net Benefit Costs

The net periodic benefit cost of the plans includes the following components for the three months ended July 25, 2014 and July 26, 2013:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Post-Retirement Benefits
	Three months ended		Three months ended		Three months ended
(in millions)	July 25, 2014	July 26, 2013	July 25, 2014	July 26, 2013	July 25, 2014	July 26, 2013
Service cost	$26	$27	$15	$14	$5	$5
Interest cost	26	24	8	7	4	3
Expected return on plan assets	(39)	(35)	(10)	(9)	(6)	(5)
Amortization of net actuarial loss	16	21	3	2	—	—

Net periodic benefit cost	$29	$37	$16	$14	$3	$3

The net periodic benefit cost of the plans include the following components:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
(in millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Service cost	$107	$104	$92	$54	$43	$42	$19	$19	$19
Interest cost	97	94	87	29	27	29	14	15	17
Expected return on plan assets	(141)	(128)	(121)	(35)	(33)	(36)	(19)	(17)	(16)
Amortization of prior service cost (credit)	1	(1)	(1)	1	1	1	—	—	—
Amortization of net actuarial loss	85	71	45	11	8	4	1	3	3

Net periodic benefit cost	$149	$140	$102	$60	$46	$40	$15	$20	$23

Schedule of Defined Benefit Plans

The change in benefit obligation and funded status of the Company’s employee retirement plans are as follows:

	U.S. Pension Benefits		Non-U.S. Pension Benefits		Post-Retirement Benefits
	Fiscal Year		Fiscal Year		Fiscal Year
(in millions)	2014	2013	2014	2013	2014	2013
Accumulated benefit obligation at end of year:	$1,996	$1,924	$871	$689	$327	$302

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$2,154	$1,877	$811	$717	$302	$339
Service cost	107	104	54	43	19	19
Interest cost	97	94	29	27	14	15
Employee contributions	—	—	16	15	9	9
Plan amendments	—	—	—	(8)	—	—
Plan curtailments	—	—	(2)	—	—	—
Actuarial (gain) loss	(104)	151	88	65	1	(62)
Benefits paid	(51)	(72)	(27)	(25)	(19)	(19)
Medicare Part D reimbursements	—	—	—	—	1	1
Foreign currency exchange rate changes	—	—	62	(23)	—	—

Projected benefit obligation at end of year	$2,203	$2,154	$1,031	$811	$327	$302

Change in plan assets:
Fair value of plan assets at beginning of year	$1,717	$1,470	$733	$638	$233	$204
Actual return on plan assets	163	129	61	69	24	19
Employer contributions	88	190	48	49	20	20
Employee contributions	—	—	16	15	9	9
Benefits paid	(51)	(72)	(27)	(25)	(19)	(19)
Foreign currency exchange rate changes	—	—	58	(13)	—	—

Fair value of plan assets at end of year	$1,917	$1,717	$889	$733	$267	$233

Funded status at end of year:
Fair value of plan assets	$1,917	$1,717	$889	$733	$267	$233
Benefit obligations	2,203	2,154	1,031	811	327	302

Underfunded status of the plans	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Recognized liability	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Amounts recognized on the consolidated balance sheets consist of:
Non-current assets	$—	$—	$17	$19	$—	$—
Current liabilities	(10)	(9)	(4)	(4)	(1)	(1)
Non-current liabilities	(276)	(428)	(155)	(93)	(59)	(68)

Recognized liability	$(286)	$(437)	$(142)	$(78)	$(60)	$(69)

Amounts recognized in accumulated other comprehensive (loss) income:
Prior service cost (benefit)	$4	$5	$(2)	$(1)	$(3)	$(3)
Net actuarial loss	837	1,048	254	190	39	43

Ending balance	$841	$1,053	$252	$189	$36	$40

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

2013. U.S. and non-U.S. plans with accumulated benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2014	2013
Accumulated benefit obligation	$2,426	$2,003
Projected benefit obligation	2,703	2,243
Plan assets at fair value	2,268	1,740

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

Plans with projected benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2014	2013
Projected benefit obligation	$2,864	$2,637
Plan assets at fair value	2,419	2,104

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss)

The other changes in plan assets and projected benefit obligations recognized in accumulated other comprehensive loss for fiscal year 2014 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post- Retirement Benefits
Net actuarial (gain) loss	$(126)	$61	$(3)
Amortization of prior service cost	(1)	(1)	—
Amortization of net actuarial gain	(85)	(11)	(1)
Effect of exchange rates	—	14	—

Total recognized in accumulated other comprehensive loss	$(212)	$63	$(4)

Total recognized in net periodic benefit cost and accumulated other comprehensive loss	$(63)	$124	$11

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost, before tax, in fiscal year 2015 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post- Retirement Benefits
Amortization of net actuarial loss	$65	$13	$—

	$65	$13	$—

Schedule of Assumptions Used

The actuarial assumptions are as follows:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
	2014	2013	2012	2014	2013	2012	2014	2013	2012
Weighted average assumptions – projected benefit obligation:
Discount rate	4.75%	4.55%	5.05%	3.32%	3.52%	3.98%	4.75%	4.55%	5.05%
Rate of compensation increase	3.90%	3.90%	3.80%	2.80%	2.78%	2.85%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.50%	7.75%	7.50%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	6.75%	7.00%	7.25%
Weighted average assumptions – net periodic benefit cost:
Discount rate	4.55%	5.05%	5.80%	3.52%	3.98%	4.75%	4.55%	5.05%	5.80%
Expected return on plan assets	8.25%	8.25%	8.25%	4.76%	5.19%	5.82%	8.25%	8.25%	8.25%
Rate of compensation increase	3.90%	3.80%	3.80%	2.78%	2.85%	2.97%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	7.50%	7.75%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.00%	7.25%	7.50%

Schedule of Allocation of Plan Assets

The Company’s pension plan target allocations at April 25, 2014 and April 26, 2013, by asset category, are as follows:

U.S. Plans

	Target Allocation
	2014	2013
Asset Category
Equity securities	50%	50%
Debt securities	20	20
Other	30	30

Total	100%	100%

Non-U.S. Plans

	Target Allocation
	2014	2013
Asset Category
Equity securities	41%	40%
Debt securities	22	22
Other	37	38

Total	100%	100%

Schedule of Expected Benefit Payments

Retiree benefit payments, which reflect expected future service, are anticipated to be paid as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Fiscal Year	Gross Payments	Gross Payments	Gross Payments	Gross Medicare Part D Receipts
2015	$59	$36	$12	$—
2016	69	30	14	—
2017	78	31	16	—
2018	88	33	18	—
2019	98	32	20	—
2020 – 2024	659	187	137	—

Total	$1,051	$349	$217	$—

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(in millions)	One-Percentage- Point Increase	One-Percentage- Point Decrease
Effect on post-retirement benefit cost	$1	$(1)
Effect on post-retirement benefit obligation	11	(9)

U.S. Pension Benefits
Fair Value Measurements, Retirement Benefit Plan Assets

The following tables provide information by level for the retirement benefit plan assets that are measured at fair value, as defined by U.S. GAAP. See Note 6 for discussion of the fair value measurement terms of Levels 1, 2, and 3.

U.S. Pension Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$157	$157	$—	$—
U.S. government securities	158	108	50	—
Corporate debt securities	60	—	59	1
Other common stock	125	125	—	—
Equity mutual funds/commingled trusts	578	—	293	285
Fixed income mutual funds	166	—	166	—
Partnership units	673	—	—	673

	$1,917	$390	$568	$959

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$195	$195	$—	$—
U.S. government securities	172	145	27	—
Corporate debt securities	62	—	61	1
Other common stock	216	216	—	—
Equity mutual funds/commingled trusts	377	—	150	227
Fixed income mutual funds	72	—	72	—
Partnership units	623	—	—	623

	$1,717	$556	$310	$851

Fair Value, Retirement Benefit Plan Assets, Unobservable Input Reconciliation

The following tables provide a reconciliation of the beginning and ending balances of U.S. pension benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Corporate Debt Securities	Commingled Trusts	Partnership Units
Balance as of April 26, 2013	$851	$1	$227	$623
Total realized gains (losses) included in earnings	23	—	—	23
Total unrealized gains (losses) included in accumulated other comprehensive loss	86	—	58	28
Purchases and sales, net	(1)	—	—	(1)

Balance as of April 25, 2014	$959	$1	$285	$673

(in millions)	Total Level 3 Investments	Corporate Debt Securities	Commingled Trusts	Partnership Units
Balance as of April 27, 2012	$752	$1	$193	$558
Total realized gains (losses) included in earnings	8	—	—	8
Total unrealized gains (losses) included in accumulated other comprehensive loss	62	—	34	28
Purchases and sales, net	29	—	—	29

Balance as of April 26, 2013	$851	$1	$227	$623

Non-U.S. Pension Benefits
Fair Value Measurements, Retirement Benefit Plan Assets

Non-U.S. Pension Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Registered investment companies	$868	$—	$868	$—
Insurance contracts	11	—	—	11
Partnership units	10	—	—	10

	$889	$—	$868	$21

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Registered investment companies	$715	$—	$715	$—
Insurance contracts	10	—	—	10
Partnership units	8	—	—	8

	$733	$—	$715	$18

Fair Value, Retirement Benefit Plan Assets, Unobservable Input Reconciliation

The following tables provide a reconciliation of the beginning and ending balances of non-U.S. pension benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Insurance Contracts	Partnership Units
Balance as of April 26, 2013	$18	$10	$8
Total unrealized gains (losses) included in accumulated other comprehensive loss	1	—	1
Purchases and sales, net	1	—	1
Foreign currency exchange	1	1	—

Balance as of April 25, 2014	$21	$11	$10

(in millions)	Total Level 3 Investments	Insurance Contracts	Partnership Units
Balance as of April 27, 2012	$16	$9	$7
Total unrealized gains (losses) included in accumulated other comprehensive loss	1	—	1
Purchases and sales, net	1	1	—

Balance as of April 26, 2013	$18	$10	$8

Post-Retirement Benefits
Fair Value Measurements, Retirement Benefit Plan Assets

Post-Retirement Benefits

	Fair Value as of April 25, 2014	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$22	$22	$—	$—
U.S. government securities	23	16	7	—
Corporate debt securities	9	—	9	—
Other common stock	18	18	—	—
Equity mutual funds/commingled trusts	83	—	42	41
Fixed income mutual funds	24	—	24	—
Partnership units	97	—	—	97

Total	$276	$56	$82	$138

Other items to reconcile to fair value of plan assets	(9)

	$267

	Fair Value as of April 26, 2013	Fair Value Measurements Using Inputs Considered as
(in millions)		Level 1	Level 2	Level 3
Short-term investments	$28	$28	$—	$—
U.S. government securities	24	20	4	—
Corporate debt securities	9	—	9	—
Other common stock	31	31	—	—
Equity mutual funds/commingled trusts	53	—	21	32
Fixed income mutual funds	10	—	10	—
Partnership units	88	—	—	88

Total	$243	$79	$44	$120

Other items to reconcile to fair value of plan assets	(10)

	$233

Fair Value, Retirement Benefit Plan Assets, Unobservable Input Reconciliation

The following tables provide a reconciliation of the beginning and ending balances of post-retirement benefit assets measured at fair value that used significant unobservable inputs (Level 3):

(in millions)	Total Level 3 Investments	Commingled Trusts	Partnership Units
Balance as of April 26, 2013	$120	$32	$88
Total realized gains (losses) included in earnings	4	—	4
Total unrealized gains (losses) included in accumulated other comprehensive loss	13	9	4
Purchases and sales, net	1	—	1

Balance as of April 25, 2014	$138	$41	$97

(in millions)	Total Level 3 Investments	Commingled Trusts	Partnership Units
Balance as of April 27, 2012	$108	$28	$80
Total realized gains (losses) included in earnings	5	4	1
Total unrealized gains (losses) included in accumulated other comprehensive loss	4	—	4
Purchases and sales, net	3	—	3

Balance as of April 26, 2013	$120	$32	$88